Inventories (Details) - Gelesis - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Raw materials	$ 8,074	$ 1,213
Work in process	2,643	913
Finished goods	2,786	2,433
Consignment inventories		563
Total inventories	$ 13,503	$ 5,122